Temporary Equity (Details Narrative) - USD ($)	Jun. 04, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 08, 2017	Mar. 01, 2017
Preferred stock, shares authorized		10,000,000	10,000,000		6,000,000
Preferred stock, shares designated		10,000,000
Series A Preferred Stock [Member]
Preferred stock, shares designated					1,300,000
Convertible note fixed price per share		$ 10.00
Preferred stock reduced price per share		4.30
Preferred stock dividend in arrears	$ 911,151
Series B Preferred Stock [Member]
Preferred stock, shares designated				2,000,000
Convertible note fixed price per share		12.00
Preferred stock reduced price per share		$ 4.50
Preferred stock dividend in arrears	$ 107,556
Series A and Series B Preferred Stock [Member]
Preferred stock converted into common stock	1,743,231
Deemed dividend	$ 3,087,591